FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787
                                   ---------

                       FRANKLIN NEW YORK TAX-FREE TRUST
                       --------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/06
                           -------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin New York Insured Tax-Free Income Fund ............................    3

Franklin New York Intermediate-Term Tax-Free Income Fund ..................    7

Franklin New York Limited-Term Tax-Free Income Fund .......................   12

Franklin New York Tax-Exempt Money Fund ...................................   14

Notes to Statements of Investments ........................................   17

                                   [LOGO] (R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 100.2%
   MUNICIPAL BONDS 100.2%
   NEW YORK 100.2%
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
     Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ...............................   $      2,785,000   $    2,844,738
   Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East
     Inc. Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ....................................          4,020,000        4,286,727
   Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ......................................            200,000          216,554
   Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
     6.00%,
      7/01/26 .................................................................................          1,185,000        1,266,101
      7/01/29 .................................................................................          3,000,000        3,205,320
   Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ..............            900,000          965,187
   Eastport South Manor Central School District GO, FGIC Insured, 5.00%, 6/15/20 ..............          1,000,000        1,036,740
   Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 ....................          2,000,000        2,042,040
   Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ...............          2,300,000        2,391,540
   Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
     5.80%, 7/01/15 ...........................................................................          1,340,000        1,369,051
   Irvington Union Free School District GO, Refunding, FSA Insured, 5.00%, 4/01/32 ............          5,330,000        5,466,128
   Long Island Power Authority Electric System Revenue, General,
      Refunding, Series A, FSA Insured, 5.125%, 12/01/22 ......................................          3,295,000        3,381,724
      Refunding, Series A, XLCA Insured, 5.00%, 12/01/26 ......................................          7,310,000        7,510,879
      Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ...................................          1,705,000        1,762,544
      Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ...................................          1,540,000        1,609,469
   Madison County IDA Civic Facility Revenue,
      Colgate University Project, Series A, AMBAC Insured, 5.00%, 7/01/35 .....................          6,165,000        6,308,336
      College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ......................          3,750,000        3,814,162
      Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 ............          1,000,000        1,010,850
   Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 .........          1,650,000        1,692,009
   Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
      5.25%, 10/01/21 .........................................................................          1,520,000        1,597,307
      5.00%, 10/01/31 .........................................................................          3,100,000        3,169,719
   Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ...........          1,055,000        1,184,660
   MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 .......          3,000,000        3,148,200
   MTA Dedicated Tax Fund Revenue,
      Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ......................................          8,000,000        8,174,240
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ....................................          2,500,000        2,681,600
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ...................................          2,000,000        2,105,360
    a Series A, MBIA Insured, 5.00%, 11/15/35 .................................................          6,000,000        6,155,820
   MTA Revenue,
      Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ......................................          4,000,000        4,204,680
      Series A, AMBAC Insured, 5.00%, 11/15/33 ................................................          8,000,000        8,185,680
   MTA Service Contract Revenue,
      Refunding, AMBAC Insured, 5.00%, 7/01/30 ................................................          7,000,000        7,133,980
      Series B, MBIA Insured, 5.00%, 1/01/31 ..................................................          3,000,000        3,057,420
   Nassau County GO, Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%, 3/01/20 ..          1,510,000        1,617,421
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 5.75%, 8/01/29 .............................................................          2,655,000        2,841,275


                                         Quarterly Statements of Investments | 3

Franklin New York Tax-Free Trust

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York City GO,
      Series A, MBIA Insured, 6.00%, 5/15/30 ..................................................   $         15,000   $       16,152
      Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ....................................          1,985,000        2,150,708
      Series I, MBIA Insured, 5.00%, 4/15/29 ..................................................          2,930,000        2,993,376
      Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 ....................................             70,000           72,687
   New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
     5.125%, 2/15/23 ..........................................................................          3,890,000        4,018,876
   New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
     5.375%, 5/01/29 ..........................................................................            980,000        1,025,011
   New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
     6/15/26 ..................................................................................          1,000,000        1,028,150
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ......................................          5,000,000        5,136,950
      Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 ....................................          5,000,000        5,130,250
      Series G, FSA Insured, 5.00%, 6/15/34 ...................................................          3,000,000        3,055,080
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Series A, FGIC Insured, 5.00%, 5/01/28 ..................................................          5,915,000        6,026,084
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ....................................             85,000           89,067
      Series C, 4.75%, 5/01/23 ................................................................          1,800,000        1,814,886
      Series D, MBIA Insured, 5.00%, 2/01/22 ..................................................          2,000,000        2,056,260
   New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
     AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ..............................................          3,000,000        3,206,490
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
     Pre-Refunded, 5.25%, 1/01/29 .............................................................          3,500,000        3,684,380
   New York City Trust Cultural Resources Revenue,
      American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ..............          2,000,000        2,045,940
      Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .....................          7,500,000        7,751,475
      New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 .................................          2,000,000        2,020,000
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%,
      11/15/35 ................................................................................          5,675,000        5,789,465
      11/15/44 ................................................................................         13,000,000       13,164,060
   New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
     AMBAC Insured, 5.25%, 6/01/21 ............................................................          6,000,000        6,300,540
   New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
     FSA Insured, 5.25%, 8/15/21 ..............................................................          1,740,000        1,814,194
   New York State Dormitory Authority Revenue,
      Iona College, XLCA Insured, 5.125%, 7/01/32 .............................................          4,000,000        4,132,000
      School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 .............          1,750,000        1,854,703
      School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 .............          1,750,000        1,792,228
   New York State Dormitory Authority Revenues,
      853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ...................          1,340,000        1,420,011
      City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
        5.50%, 7/01/29 ........................................................................          1,585,000        1,671,319
      Department of Health, MBIA Insured, Pre-Refunded, 5.50%, 7/01/25 ........................          2,000,000        2,040,000
      Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ..........          2,000,000        2,096,800


4 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues, (continued)
      Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 .............................   $        400,000   $      418,412
      Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 .............................          1,880,000        1,970,578
      Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 .................................          6,540,000        6,701,146
      Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 .......................          1,500,000        1,532,010
      Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
        5.25%, 8/15/26 ........................................................................          2,570,000        2,729,186
      Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 ...............            285,000          292,128
      Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 ............          1,975,000        2,047,660
      Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 .............          2,000,000        2,095,196
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 .......................................         11,000,000       11,191,400
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ............................            885,000          904,169
      Non State Supported Debt, Educational Housing Services, Student, AMBAC Insured, 5.25%,
        7/01/30 ...............................................................................          5,150,000        5,633,224
      Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ........          2,500,000        2,557,800
      Non State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
        7/01/34 ...............................................................................          5,510,000        5,630,008
      Non State Supported Debt, Siena College, MBIA Insured, 5.00%, 7/01/24 ...................          1,125,000        1,167,086
      NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ......................................          1,700,000        1,752,513
      Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................          6,500,000        6,752,590
      Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 .............................          3,000,000        3,257,370
      Series 1, MBIA Insured, 5.00%, 7/01/22 ..................................................          2,000,000        2,059,360
      Series 1, MBIA Insured, 5.00%, 7/01/24 ..................................................          2,000,000        2,049,720
      Siena College, MBIA Insured, 5.00%, 7/01/31 .............................................          3,500,000        3,576,195
      Siena College, MBIA Insured, Pre-Refunded, 5.70%, 7/01/17 ...............................          2,000,000        2,076,760
      St. John's University, Series A, MBIA Insured, 5.25%, 7/01/30 ...........................          3,500,000        3,651,305
      University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ..............          1,000,000        1,017,690
      Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 .................          5,945,000        6,264,663
      Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ........................          1,000,000        1,021,740
   New York State Energy Research and Development Authority PCR, Central Hudson Gas,
     Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 .......................................          3,500,000        3,660,615
   New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
     Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ..............................          3,000,000        3,004,980
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
     AMBAC Insured, 5.25%, 5/15/31 ............................................................          4,000,000        4,141,720
   New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%, 1/01/30 ............         11,900,000       12,164,061
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series B,
     MBIA Insured, Pre-Refunded, 4.90%, 4/01/20 ...............................................          2,120,000        2,219,407
   New York State Thruway Authority State Personal Income Tax Revenue, Transportation,
     Series A, MBIA Insured, 5.00%, 3/15/22 ...................................................          5,500,000        5,657,025
   New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract,
     Series C, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ....................................         11,200,000       11,862,032
   Niagara Falls City School District COP, High School Facility, MBIA Insured, Pre-Refunded,
     5.375%, 6/15/28 ..........................................................................          2,000,000        2,075,820
   Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ..........................              5,000            5,010


                                         Quarterly Statements of Investments | 5

Franklin New York Tax-Free Trust

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
      4/01/15 .................................................................................   $      1,065,000   $    1,234,772
      4/01/16 .................................................................................          1,000,000        1,169,010
   Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
     XLCA Insured, 5.00%, 12/15/30 ............................................................          1,805,000        1,852,219
   Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ........................................            810,000          901,886
   Sachem Central School District Holbrook GO, MBIA Insured, 5.00%, 6/15/30 ...................          1,000,000        1,022,920
   Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/32 .........         10,000,000       10,230,500
   Schenectady IDA Civic Facility Revenue,
      Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ...............................          3,000,000        3,158,640
      Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ...............................          2,375,000        2,496,267
      Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ..........................          2,395,000        2,435,931
   St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
     MBIA Insured, 5.00%, 7/01/28 .............................................................          2,455,000        2,492,169
   Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
     FGIC Insured, 5.00%, 6/15/27 .............................................................          1,295,000        1,331,791
   Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
     Pre-Refunded, 5.20%, 1/01/27 .............................................................          1,000,000        1,090,320
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
      AMBAC Insured, 5.75%, 8/01/29 ...........................................................            550,000          581,416
      Refunding, Series A, FSA Insured, 5.125%, 10/01/26 ......................................          2,000,000        2,045,300
   Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
     12/01/27 .................................................................................          3,680,000        3,792,277
   Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 ...................          1,500,000        1,571,280
                                                                                                                     ---------------
   TOTAL LONG TERM INVESTMENTS (COST $352,170,855) ............................................                         363,381,880
                                                                                                                     ---------------
   SHORT TERM INVESTMENT (COST $300,000) 0.1%
   MUNICIPAL BOND 0.1%
   NEW YORK 0.1%
 b Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project, Series A,
     Daily VRDN and Put, 3.94%, 5/01/22 .......................................................            300,000          300,000
                                                                                                                     ---------------
   TOTAL INVESTMENTS (COST $352,470,855) 100.3% ...............................................                         363,681,880
   OTHER ASSETS, LESS LIABILITIES (0.3)% ......................................................                          (1,200,050)
                                                                                                                     ---------------
   NET ASSETS 100.0% ..........................................................................                      $  362,481,830
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 16.

a     Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

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   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 100.1%
   MUNICIPAL BONDS 100.1%
   NEW YORK 94.1%
   Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ............   $      1,850,000   $    1,897,416
   Albany IDA Civic Facility Revenue,
      Albany Medical Center Project, 5.75%, 5/01/09 ...........................................            780,000          786,271
      St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 ...............................            420,000          436,493
   Amherst IDA Civic Facility Revenue,
    a Mandatory Put 10/01/11, Series A, Radian Insured, 4.20%, 10/01/31 .......................          2,500,000        2,495,200
      University of Buffalo Foundation, Student Housing, Creekside Project, Series A,
        AMBAC Insured, 4.625%, 8/01/16 ........................................................          1,030,000        1,057,141
   Bath Central School District GO, Refunding,
      FGIC Insured, 4.00%, 6/15/19 ............................................................          1,850,000        1,770,487
      FSA Insured, 5.10%, 6/15/13 .............................................................            775,000          801,249
   Buffalo GO,
      Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ......................................          1,225,000        1,292,608
      Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ....................................            880,000          925,962
   Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 ...............................          1,375,000        1,380,954
   Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ................          1,080,000        1,083,920
   Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ................          2,390,000        2,463,779
   Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 .........          1,000,000        1,007,260
   Dansville Central School District GO, Refunding, Series B, FGIC Insured,
      4.25%, 6/15/11 ..........................................................................            930,000          945,317
      4.35%, 6/15/12 ..........................................................................            870,000          889,175
      4.45%, 6/15/13 ..........................................................................            995,000        1,015,278
   Erie County GO,
      FGIC Insured, 4.70%, 11/01/12 ...........................................................            700,000          717,416
      Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ............................          1,000,000        1,061,350
   Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 ...          1,095,000        1,116,966
   Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ..............          1,000,000        1,006,910
   Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ......          1,260,000        1,267,573
   Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 .............          2,105,000        2,183,559
   Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 ...............          1,080,000        1,068,260
   Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
      6/15/09 .................................................................................          1,125,000        1,136,756
      6/15/10 .................................................................................          1,125,000        1,139,648
   Huntington GO, Public Improvement, 4.20%, 9/01/13 ..........................................          1,230,000        1,236,470
   Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%, 7/01/18 .......          2,215,000        2,329,538
   Jordan-El Bridge Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/11 .......          1,610,000        1,618,581
   Long Island Power Authority Electric System Revenue,
      General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 .............................          3,000,000        3,140,670
      MBIA Insured, 5.125%, 4/01/11 ...........................................................          1,410,000        1,453,992
      Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ......................................          2,000,000        2,072,460
   Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
      CIFG Insured, 5.00%, 6/01/15 ............................................................          1,000,000        1,040,770
   Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ..........          1,650,000        1,692,603
   Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 .........................          3,015,000        3,043,492


                                         Quarterly Statements of Investments | 7

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue, Refunding,
     MBIA Insured, 4.00%,
      1/01/12 .................................................................................   $      1,845,000   $    1,849,502
      1/01/13 .................................................................................          1,920,000        1,917,811
   MTA Dedicated Tax Fund Revenue, Refunding, Series A, FSA Insured, 3.90%, 11/15/12 ..........          4,000,000        3,977,600
   MTA Transit Facilities Revenue,
      Series A, Pre-Refunded, 6.00%, 7/01/15 ..................................................          1,500,000        1,587,105
      Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 .....................................          1,915,000        1,996,263
   Nassau County GO,
      General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 ...........................          1,000,000        1,029,320
      Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 .......................................          1,000,000        1,088,180
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 6.00%, 8/01/10 .............................................................          1,000,000        1,077,320
   New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ................................          4,000,000        4,002,880
   New York City GO,
      Refunding, Series B, 6.20%, 8/15/06 .....................................................            770,000          772,048
      Refunding, Series F, 5.25%, 8/01/13 .....................................................          1,095,000        1,149,323
      Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 .......................................          2,000,000        2,151,260
      Refunding, Series I, MBIA Insured, 5.00%, 8/01/14 .......................................          6,000,000        6,321,300
      Series D, 4.30%, 10/15/16 ...............................................................          3,000,000        2,965,470
      Series F, Pre-Refunded, 6.00%, 8/01/12 ..................................................            700,000          711,543
      Series H, 4.125%, 8/01/11 ...............................................................          1,560,000        1,561,030
   New York City Health and Hospital Corp. Revenue, Health System,
      Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ......................................          1,000,000        1,016,570
      Series A, FSA Insured, 4.15%, 2/15/12 ...................................................            750,000          753,705
      Series A, FSA Insured, 4.30%, 2/15/13 ...................................................          1,000,000        1,003,420
   New York City IDA Civic Facility Revenue, Institute of International Education Inc.
     Project, 5.125%, 9/01/16 .................................................................          2,320,000        2,384,821
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Series A, 4.75%, 11/15/13 ...............................................................          1,000,000        1,028,680
      Series B, 4.75%, 11/01/16 ...............................................................          2,200,000        2,253,658
      Series B, Pre-Refunded, 6.00%, 11/15/13 .................................................          1,000,000        1,083,480
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC
     Insured, 5.00%, 11/15/20 .................................................................          5,775,000        6,006,693
   New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1, AMBAC
     Insured, 5.25%, 6/01/21 ..................................................................          4,200,000        4,410,378
   New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
     Series A, Pre-Refunded, 5.50%, 7/01/12 ...................................................          1,815,000        1,934,028
   New York State Dormitory Authority Revenue,
      Iona College, XLCA Insured, 3.875%, 7/01/10 .............................................          1,000,000          997,980
      Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 ..................................          2,080,000        2,039,648
      School Districts Financing Program, Series C, MBIA Insured, 4.00%, 4/01/12 ..............          1,125,000        1,126,665
      Teachers College, MBIA Insured, 4.00%, 7/01/12 ..........................................          1,000,000        1,001,580


8 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State Dormitory Authority Revenues,
      City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ......................   $      1,000,000   $    1,037,260
      Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%, 7/01/18 .............          5,000,000        5,203,550
      FSA Insured, 5.125%, 2/15/07 ............................................................          1,000,000        1,008,270
      Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ......................................          1,720,000        1,794,149
      Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ......................................          1,895,000        1,966,252
      Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 .............................             90,000           90,231
      Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 .............................          2,000,000        2,106,880
      Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 .......................................          2,975,000        3,092,572
      New York State Department of Health, Refunding, 5.25%, 7/01/17 ..........................          5,000,000        5,276,650
      Non State Supported Debt, Bishop Henry B Hucles Nursing, 5.00%, 7/01/24 .................          4,765,000        4,896,990
      Office of General Services, MBIA Insured, 5.00%, 4/01/18 ................................          2,000,000        2,041,480
      St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ...........................            750,000          783,480
      State University, Capital Appreciation Bond, Refunding, Series B, MBIA Insured, zero
        cpn., 5/15/08 .........................................................................          3,000,000        2,790,180
      Supported Debt, State University Dormitory Facilities, Series B, MBIA Insured, 5.00%,
        7/01/17 ...............................................................................          2,875,000        3,021,481
      University of Rochester, Series A, 5.25%, 7/01/21 .......................................            500,000          526,980
   New York State Energy Research and Development Authority PCR, New York State Electric and
     Gas,
      MBIA Insured, 4.10%, 3/15/15 ............................................................          2,000,000        1,979,720
      Series B, MBIA Insured, 4.00%, 10/15/15 .................................................          5,000,000        4,904,750
      Series D, MBIA Insured, 4.10%, 12/01/15 .................................................          2,000,000        1,963,200
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
     Revolving Funds, Series B,
      5.80%, 1/15/16 ..........................................................................          1,010,000        1,075,620
      Pre-Refunded, 5.80%, 1/15/16 ............................................................          1,490,000        1,584,600
   New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
     11/01/08 .................................................................................          3,045,000        3,110,376
   New York State Local Government Assistance Corp. Revenue, Refunding,
      Series A-1, FSA Insured, 5.00%, 4/01/13 .................................................          2,200,000        2,320,670
      Series B, MBIA Insured, 4.875%, 4/01/20 .................................................          3,750,000        3,837,375
   New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%, 1/01/22 ..          6,535,000        6,772,678
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
      FSA Insured, 5.25%, 4/01/12 .............................................................          1,620,000        1,725,332
      Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 ....................................          2,000,000        2,067,580
   New York State Urban Development Corp. Revenue,
      Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ................          1,525,000        1,566,922
      Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
        6.00%, 1/01/15 ........................................................................          1,000,000        1,059,110
      State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ....................          1,490,000        1,465,758
      State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 .....................          1,955,000        1,935,743
      Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 ..........................................            400,000          413,484


                                         Quarterly Statements of Investments | 9

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 .............................   $      1,715,000   $    1,833,592
   Olean City School District GO, Refunding, FGIC Insured,
      4.00%, 6/15/12 ..........................................................................          1,065,000        1,068,898
      4.375%, 6/15/17 .........................................................................          1,335,000        1,343,651
   Rochester GO,
      MBIA Insured, ETM, 4.125%, 2/15/10 ......................................................            520,000          524,061
      Refunding, MBIA Insured, 4.125%, 2/15/10 ................................................            490,000          493,989
   Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%, 10/15/18 ..........          5,000,000        5,338,250
   Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ............          1,025,000        1,043,327
   Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ..........          1,720,000        1,708,682
   Suffolk County GO, Public Improvement, Refunding, Series A, MBIA Insured, 4.10%, 4/01/11 ...          1,155,000        1,163,351
   Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
     Complex, AMBAC Insured,
      5.25%, 10/15/14 .........................................................................          1,435,000        1,514,743
      5.00%, 4/15/16 ..........................................................................          1,000,000        1,039,450
   Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
     5.10%, 6/01/13 ...........................................................................          2,000,000        2,125,280
   Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, 5.50%, 6/01/19 .......          5,000,000        5,333,350
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, AMBAC Insured,
     5.75%, 4/01/20 ...........................................................................          1,000,000        1,067,650
   Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
      5/01/17 .................................................................................          1,385,000        1,449,236
      5/01/19 .................................................................................          1,525,000        1,586,671
   Yonkers GO,
      Refunding, Series B, MBIA Insured, 5.00%, 8/01/16 .......................................          1,885,000        1,981,738
      Series A, AMBAC Insured, 5.00%, 12/15/14 ................................................          1,795,000        1,867,123
   Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 .........................          1,890,000        1,926,477
                                                                                                                     ---------------
                                                                                                                        217,603,627
                                                                                                                     ---------------

   U.S. TERRITORIES 6.0%
   PUERTO RICO 3.3%
   Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured, 5.25%, 7/01/18 ..          1,820,000        1,954,116
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue, Mennonite General Hospital Project, Series A,
      6.375%, 7/01/06 .........................................................................            285,000          285,000
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
      3/01/16 .................................................................................          2,605,000        2,648,738
      3/01/21 .................................................................................          2,555,000        2,580,167
                                                                                                                     ---------------
                                                                                                                          7,468,021
                                                                                                                     ---------------


10 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES (CONTINUED)
   VIRGIN ISLANDS 2.7%
   Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .....................   $      3,000,000   $    3,083,250
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding,
     5.125%, 7/01/13 ..........................................................................          1,775,000        1,756,025
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      4.875%, 7/01/06 .........................................................................            890,000          890,000
      5.00%, 7/01/09 ..........................................................................            520,000          522,855
                                                                                                                     ---------------
                                                                                                                          6,252,130
                                                                                                                     ---------------
   TOTAL U.S. TERRITORIES .....................................................................                          13,720,151
                                                                                                                     ---------------
   TOTAL LONG TERM INVESTMENTS (COST $229,302,614) 100.1% .....................................                         231,323,778
   OTHER ASSETS, LESS LIABILITIES (0.1)% ......................................................                            (161,089)
                                                                                                                     ---------------
   NET ASSETS 100.0% ..........................................................................                      $  231,162,689
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 16.

a     Security purchased on a when-issued or delayed delivery basis.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 58.3%
   MUNICIPAL BONDS 58.3%
   NEW YORK 51.4%
 a Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Series A, Radian Insured,
     4.20%, 10/01/31 ..........................................................................   $        325,000   $      324,376
   Buffalo Sewer Authority Revenue, Sewer Systems, Series I, FSA Insured, 2.00%, 7/01/06 ......            100,000          100,000
   Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 3.75%,
     10/01/09 .................................................................................            315,000          309,932
   New York State Dormitory Authority Revenues,
      The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA Insured,
         5.00%, 8/15/09 .......................................................................            250,000          257,673
      Kateri Residence, Refunding, 4.00%, 7/01/10 .............................................            230,000          229,328
      White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ............................            200,000          197,012
      Non State Supported Debt, Aids Long Term Health Care Facility, Refunding, 5.00%,
         11/01/11 .............................................................................            250,000          258,710
      Non State Supported Debt, Cerebral Palsy, Pooled, Series A, Assured Guaranty, 4.00%,
         7/01/06 ..............................................................................            250,000          250,000
   New York State GO, Environmental Quality, Mandatory Put 8/03/06, Series G, 2.95%,
     11/30/18 .................................................................................            400,000          399,736
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     Series A, 2.75%, 3/15/08 .................................................................            250,000          243,770
   New York State Urban Development Corp. Correctional and Youth Facilities Service Revenue,
     Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 ..........................................            200,000          199,718
   Rockland County GO, RAN, 4.50%, 3/22/07 ....................................................            400,000          401,836
   Syracuse GO, BAN, Series A, 4.50%, 6/20/07 .................................................            400,000          402,320
   Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/07 .....................            275,000          275,646
   Warren and Washington Counties IDA Civic Facility Revenue, Glen Falls Hospital Project,
     Series B, FSA Insured, 2.00%, 12/01/06 ...................................................            125,000          123,703
   Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
     AMBAC Insured, 3.375%, 11/01/10 ..........................................................            300,000          292,461
   Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
     5/01/09 ..................................................................................            215,000          208,309
                                                                                                                     ---------------
                                                                                                                          4,474,530
                                                                                                                     ---------------
   U.S. TERRITORIES 6.9%
   GUAM 1.4%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ......            125,000          118,819
   PUERTO RICO 5.5%
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/08 .....            475,000          480,448
                                                                                                                     ---------------
   TOTAL U.S. TERRITORIES .....................................................................                             599,267
                                                                                                                     ---------------
   TOTAL LONG TERM INVESTMENTS (COST $5,121,138) ..............................................                           5,073,797
                                                                                                                     ---------------


12 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------

   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 46.0%
   MUNICIPAL BONDS 46.0%
   NEW YORK 46.0%
 b Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project, Series A,
     Daily VRDN and Put, 3.94%, 5/01/22 .......................................................   $        500,000   $      500,000
 b Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
     3.93%, 5/01/33 ...........................................................................            400,000          400,000
   Nassau County GO, TAN, Series B, 4.50%, 11/30/06 ...........................................            400,000          401,172
 b New York City GO,
      Sub Series A-5, Daily VRDN and Put, 3.93%, 8/01/15 ......................................            350,000          350,000
      Sub Series E-5, Daily VRDN and Put, 3.94%, 8/01/17 ......................................            200,000          200,000
 b New York City Municipal Water Finance Authority Water and Sewer System Revenue, Fiscal 2003,
     Refunding, Sub Series C-3, Daily VRDN and Put, 3.94%, 6/15/18 ............................            400,000          400,000
 b New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Series B, Daily VRDN and Put, 3.96%, 2/01/31 ............................................            400,000          400,000
      Series C, Daily VRDN and Put, 3.95%, 5/01/28 ............................................            200,000          200,000
   New York State Dormitory Authority Revenues, Non State Supported Debt, Rochester Institute
     Technology, Series B, AMBAC Insured, 4.00%, 7/01/06 ......................................            355,000          355,000
 b New York State Local Government Assistance Corp. Revenue, Weekly VRDN and Put, 3.92%,
     4/01/23 ..................................................................................            400,000          400,000
 b Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, AMBAC Insured,
      Weekly VRDN and Put, 3.93%, 1/01/33 .....................................................            400,000          400,000
                                                                                                                     ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,007,075) .............................................                           4,006,172
                                                                                                                     ---------------
   TOTAL INVESTMENTS (COST $9,128,213) 104.3% .................................................                           9,079,969
   OTHER ASSETS, LESS LIABILITIES (4.3)% ......................................................                            (372,622)
                                                                                                                     ---------------
   NET ASSETS 100.0% ..........................................................................                      $    8,707,347
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 16.

a     Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 98.6%
   MUNICIPAL BONDS 98.6%
   NEW YORK 95.2%
 a Jay Street Development Corp. Courts Facility Lease Revenue,
      Jay Street Project, Series A-1, Weekly VRDN and Put, 3.96%, 5/01/22 .....................   $        500,000   $      500,000
      New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.94%, 5/01/22 ........          2,265,000        2,265,000
   Long Island Power Authority Electric System Revenue,
    a Sub Series 2, Daily VRDN and Put, 3.94%, 5/01/33 ........................................          1,900,000        1,900,000
      TECP, 3.52%, 10/05/06 ...................................................................          1,000,000        1,000,000
 a Monroe County IDA Civic Facility Revenue, Various St. John Fisher College Project, Radian
      Insured, Weekly VRDN and Put, 3.97%, 6/01/34 ............................................          1,000,000        1,000,000
   MTA Revenue,
      TECP, 3.50%, 7/10/06 ....................................................................          1,000,000        1,000,000
    a Transportation, Sub Series G-2, Daily VRDN and Put, 3.92%, 11/01/26 .....................          1,900,000        1,900,000
 a Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, 3.93%, 11/15/22 ........................................          1,700,000        1,700,000
   Nassau County Sewer and Storm Water Finance Authority System Revenue, TECP, 3.42%,
     8/04/06 ..................................................................................          1,500,000        1,500,000
   New York City GO,
    a Refunding, Sub Series C-4, Weekly VRDN and Put, 3.94%, 8/01/20 ..........................          1,000,000        1,000,000
      Series F, MBIA Insured, Pre-Refunded, 5.875%, 8/01/24 ...................................            775,000          792,183
    a Sub Series E-3, Daily VRDN and Put, 3.95%, 8/01/23 ......................................          1,900,000        1,900,000
 a New York City HDC,
      MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
         3.96%, 11/15/19 ......................................................................          2,950,000        2,950,000
      MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
         Weekly VRDN and Put, 4.00%, 11/15/28 .................................................          1,000,000        1,000,000
      MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 3.91%,
         12/01/34 .............................................................................          1,575,000        1,575,000
 a New York City IDA Civic Facility Revenue, National Audubon Society, Daily VRDN and Put,
     4.00%, 12/01/14 ..........................................................................            500,000          500,000
 a New York City IDAR, Liberty, 1 Bryant Park LLC, Series A, Weekly VRDN and Put, 4.02%,
     11/01/39 .................................................................................          3,000,000        3,000,000
 a New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.94%, 6/15/18 ..............          1,400,000        1,400,000
      Series C, FGIC Insured, Daily VRDN and Put, 3.93%, 6/15/22 ..............................          1,400,000        1,400,000
      Series C, FGIC Insured, Daily VRDN and Put, 3.93%, 6/15/23 ..............................            100,000          100,000
      Series G, FGIC Insured, Daily VRDN and Put, 3.94%, 6/15/24 ..............................            100,000          100,000
 a New York City Transitional Finance Authority Revenue,
      Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 3.95%, 8/01/31 ........          1,600,000        1,600,000
      New York City Recovery, Series 1, Sub Series 1C, Daily VRDN and Put, 3.95%, 11/01/22 ....            700,000          700,000
      New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 4.00%, 11/01/22 ....            600,000          600,000
 a New York City Trust Cultural Resources Revenue, Refunding, American Museum Natural History,
      Series A, MBIA Insured, Weekly VRDN and Put, 3.91%, 4/01/21 .............................            500,000          500,000
 a New York State Dormitory Authority Revenues,
      Cornell University, Series A, Weekly VRDN and Put, 3.90%, 7/01/29 .......................            900,000          900,000
      Cornell University, Series B, Weekly VRDN and Put, 3.90%, 7/01/30 .......................            200,000          200,000
      Mental Health Facilities Improvement, Refunding, Series F-2B, FSA Insured, Weekly VRDN
         and Put, 3.95%, 2/15/21 ..............................................................          1,000,000        1,000,000
      Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put, 3.95%,
         2/15/31 ..............................................................................            400,000          400,000


14 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
 a New York State Dormitory Authority Revenues, (continued)
      New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 3.96%, 7/01/28 ....   $      2,200,000   $    2,200,000
      Non State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 3.98%,
         5/15/39 ..............................................................................          2,000,000        2,000,000
      Non State Supported Debt, University of Rochester, Refunding, Series A-1, MBIA Insured,
         Weekly VRDN and Put, 3.92%, 7/01/27 ..................................................          1,000,000        1,000,000
      Oxford University Press Inc., Weekly VRDN and Put, 3.90%, 7/01/25 .......................            700,000          700,000
 a New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
      Series A,
      AMBAC Insured, Weekly VRDN and Put, 3.91%, 8/01/15 ......................................          1,350,000        1,350,000
      FGIC Insured, Weekly VRDN and Put, 3.91%, 10/01/14 ......................................          1,100,000        1,100,000
   New York State GO,
      Environmental Quality, Mandatory Put 8/03/06, Series G, 2.95%, 11/30/18 .................          1,800,000        1,800,000
      Refunding, Series A, Mandatory Put 8/03/06, 3.15%, 3/13/20 ..............................            900,000          900,000
 a New York State HFAR,
      100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 3.95%, 11/01/37 .................          1,000,000        1,000,000
      350 West 43rd Street, Series A, Weekly VRDN and Put, 4.00%, 11/01/34 ....................          2,000,000        2,000,000
      FNMA Insured, Weekly VRDN and Put, 4.01%, 11/15/29 ......................................            500,000          500,000
 a New York State Local Government Assistance Corp. Revenue,
      Series F, Weekly VRDN and Put, 3.92%, 4/01/25 ...........................................            800,000          800,000
      Series G, Weekly VRDN and Put, 3.91%, 4/01/25 ...........................................          2,700,000        2,700,000
   New York State Power Authority Revenue and General Purpose GO, Consented, Optional Put
     9/01/06, 3.35%, 3/01/20 ..................................................................          1,000,000        1,000,000
   New York State Thruway Authority General Revenue, Series D, Pre-Refunded, 5.50%,
     1/01/16 ..................................................................................            750,000          779,037
   Schenectady GO, BAN, 4.50%, 5/24/07 ........................................................          1,000,000        1,007,169
 a Triborough Bridge and Tunnel Authority Special Obligation Revenue, Refunding, Series C,
     FSA Insured, Weekly VRDN and Put, 3.93%, 1/01/31 .........................................          2,600,000        2,600,000
   Yonkers GO, Series E, MBIA Insured, 5.00%, 12/01/06 ........................................          1,375,000        1,383,763
                                                                                                                     ---------------
                                                                                                                         59,202,152
                                                                                                                     ---------------
   U.S. TERRITORIES 3.4%
   PUERTO RICO 3.4%
 a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.94%, 7/01/28 .............................          1,000,000        1,000,000
   Puerto Rico Commonwealth Revenue, TRAN, Refunding, 4.50%, 7/28/06 ..........................          1,100,000        1,101,001
                                                                                                                     ---------------
                                                                                                                          2,101,001
                                                                                                                     ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $61,303,153) 98.6% ......................................                          61,303,153
   OTHER ASSETS, LESS LIABILITIES 1.4% ........................................................                             900,223
                                                                                                                     ---------------
   NET ASSETS 100.0% ..........................................................................                      $   62,203,376
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 16.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC  -  American Municipal Bond Assurance Corp.
BAN    -  Bond Anticipation Notes
CIFG   -  CDC IXIS Financial Guaranty
COP    -  Certificate of Participation
ETM    -  Escrow to Maturity
FGIC   -  Financial Guaranty Insurance Co.
FHA    -  Federal Housing Authority/Agency
FNMA   -  Federal National Mortgage Association
FSA    -  Financial Security Assurance Inc.
GNMA   -  Government National Mortgage Association
GO     -  General Obligation
HDC    -  Housing Development Corp.
HFAR   -  Housing Finance Authority/Agency Revenue
IDA    -  Industrial Development Authority/Agency
IDAR   -  Industrial Development Authority/Agency Revenue
MBIA   -  Municipal Bond Investors Assurance Corp.
MF     -  Multi-Family
MTA    -  Metropolitan Transit Authority
PCR    -  Pollution Control Revenue
PFAR   -  Public Financing Authority Revenue
RAN    -  Revenue Anticipation Notes
TAN    -  Tax Anticipation Notes
TECP   -  Tax-Exempt Commercial Paper
TRAN   -  Tax and Revenue Anticipation Notes
XLCA   -  XL Capital Assurance


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Trust is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company, consisting of four series (the Funds).

1. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    -------------------------------------
                                                                        FRANKLIN NEW YORK
                                                    FRANKLIN NEW YORK   INTERMEDIATE-TERM
                                                    INSURED TAX-FREE        TAX-FREE
                                                       INCOME FUND         INCOME FUND
                                                    -------------------------------------
Cost of investments .............................    $   352,377,118     $   229,239,948
                                                    =====================================

Unrealized appreciation .........................    $    12,751,831     $     3,212,981
Unrealized depreciation .........................         (1,447,069)         (1,129,151)
                                                    -------------------------------------
Net unrealized appreciation (depreciation) ......    $    11,304,762     $     2,083,830
                                                    =====================================

                                                    -------------------------------------
                                                    FRANKLIN NEW YORK
                                                      LIMITED-TERM      FRANKLIN NEW YORK
                                                        TAX-FREE           TAX-EXEMPT
                                                       INCOME FUND         MONEY FUND
                                                    -------------------------------------
Cost of investments .............................    $     9,128,213     $    61,303,153
                                                    =====================================

Unrealized appreciation .........................    $            --     $            --
Unrealized depreciation .........................            (48,244)                 --
                                                    -------------------------------------
Net unrealized appreciation (depreciation) ......    $       (48,244)    $            --
                                                    =====================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements Of Investments | 17


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 28, 2006






                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer